Insider Trading Arrangements	3 Months Ended	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2024 shares
Trading Arrangements, by Individual
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false
Dan Petrozzo [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement		First, on November 15, 2024, Dan Petrozzo, a director of the Company, entered into a new 10b5-1 Plan, with an end date of November 15, 2025, to sell a maximum aggregate of 11,312 shares.
Name	Dan Petrozzo
Title	director of the Company
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	November 15, 2024
Expiration Date	November 15, 2025
Arrangement Duration	365 days
Aggregate Available	11,312	11,312
Avital Pardo [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement		Second, on December 20, 2024, Avital Pardo, a director and Chief Technology Officer of the Company, entered into a 10b5-1 Plan, with an end date of March 31, 2026, to sell a maximum aggregate of 904,247 shares.
Name	Avital Pardo
Title	director and Chief Technology Officer
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	December 20, 2024
Expiration Date	March 31, 2026
Arrangement Duration	466 days
Aggregate Available	904,247	904,247
Yahav Yulzari [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement		Third, on December 16, 2024, Yahav Yulzari, a director and Chief Business Officer of the Company, entered into a 10b5-1 Plan, with an end date of March 31, 2026, to sell a maximum aggregate of 904,247 shares.
Name	Yahav Yulzari
Title	director and Chief Business Officer
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	December 16, 2024
Expiration Date	March 31, 2026
Arrangement Duration	470 days
Aggregate Available	904,247	904,247